Contract assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract Assets
Contract assets, beginning	R$ 7,393,096	R$ 8,613,968	R$ 8,550,102
Additions	6,675,914	6,026,053	5,240,528
Write-offs	(164,022)
Transfers	5,796	384	2,702
Transfers of works to intangible assets	(9,033,117)	(7,247,309)	(5,179,364)
Contract assets, ending	R$ 4,877,667	R$ 7,393,096	R$ 8,613,968